Income Taxes - Summary of Income Taxes Paid (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Federal taxes paid	$ 0	$ (44)	$ 8,400
State taxes :
Income Tax Paid, State and Local, after Refund Received	2	1	0
Total income taxes paid	2	940	9,253
NEW JERSEY
State taxes :
Income Tax Paid, State and Local, after Refund Received	(115)	821	436
NEW YORK
State taxes :
Income Tax Paid, State and Local, after Refund Received	103	119	117
New York City [Member]
State taxes :
Income Tax Paid, State and Local, after Refund Received	$ 12	$ 43	$ 300